PROPERTY AND EQUIPMENT (Tables)	9 Months Ended	12 Months Ended
	Mar. 27, 2021	Jun. 27, 2020
Property, Plant and Equipment [Abstract]
Schedule of property and equipment

	March 27,	June 27,
	2021	2020

Land and Buildings	$37,421,326	$37,400,378
Finance Lease Right-of-Use Assets	9,124,138	26,074,429
Furniture and Fixtures	12,428,701	12,393,369
Leasehold Improvements	59,551,369	56,026,595
Equipment and Software	25,823,935	25,379,767
Construction in Progress	28,866,937	36,833,422

Total Property and Equipment	173,216,406	194,107,960

Less Accumulated Depreciation	(39,039,417)	(30,484,865)

Property and Equipment, Net	$134,176,989	$163,623,095

	2020	2019

Land and Buildings	$37,400,378	$68,005,575
Finance Lease Right-of-Use Assets	26,194,566	17,081,955
Furniture and Fixtures	13,970,449	14,273,678
Leasehold Improvements	63,976,372	36,186,686
Equipment and Software	29,277,120	36,175,978
Construction in Progress	38,470,016	75,997,268

Total Property and Equipment	209,288,901	247,721,140

Less Accumulated Depreciation	(34,741,034)	(14,825,859)

Property and Equipment, Net	$174,547,867	$232,895,281